Other Income, Net Of Losses (Other Income, Net Of Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Nonoperating Income (Expense) [Abstract]
Fees and Commissions, Mortgage Banking	$ 475	$ 236	$ 223
Fees and Commissions, Other	83	82	92
Remarketing Fees	63	96	126
Other Securitization Income Loss	45	199	16
Unrealized Gain (Loss) on Derivatives	(30)	(125)	(189)
Other Nonoperating Income	101	133	193
Other Income	$ 737	$ 621	$ 461